DEPOSITS (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
DEPOSITS [Abstract]
Savings certificates	$ 2,551	$ 2,500	$ 4,379	$ 2,441
Brokered CDs	8,800	$ 9,900
Certificates of Deposit [Member]
DEPOSITS [Abstract]
Savings certificates	$ 250